Total Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Total Operating Expenses

A breakdown of total operating expenses is presented as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Manufacturing costs	5,580	2,236	9,858	5,611
IP and license costs	492	603	844	968
Personnel related R&D	2,107	1,771	3,808	3,303
Other research and development costs	4,344	3,810	8,311	5,545

Total research and development costs	12,523	8,420	22,821	15,427
Management and administration costs	2,639	3,492	5,491	7,694
Litigation costs	552	104	849	394
Other operating expenses	2,745	2,173	5,134	3,726

Total other expenses	3,297	2,277	5,983	4,120

Total operating expenses	18,459	14,189	34,295	27,241

Breakdown of Other Research and Development Costs

A breakdown of other research and development costs is presented as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Discovery and pre-clinical costs	1,078	1,698	1,763	2,076
Clinical costs	1,850	1,292	4,248	2,002
Other research and development costs	1,416	820	2,300	1,467

Total other research and development costs	4,344	3,810	8,311	5,545